Leases (Details)	Dec. 31, 2019 USD ($)
Twelve Months Ending December 31,
2020	$ 475,774
2021	444,593
2022	23,396
2023	19,497
Total lease payments	963,260
Less: Interest	(74,099)
Present value of lease liabilities	$ 889,161